Financial Risk Management, Objectives and Policies - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Dividends payable [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	S/ 10,322	S/ 9,764
Distribution of dividends	175,524	175,524
Cash inflow	297	465
Cash outflow	(175,046)	(175,431)
Ending Balance	11,097	10,322
Interest-Bearing Loans [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	1,573,026	1,593,171
Distribution of dividends
Cash inflow	303,200	639,000
Cash outflow	(384,364)	(661,520)
Amortization of costs of issuance of senior notes	1,329	2,206
Others		169
Ending Balance	S/ 1,493,191	1,573,026
Hedge finance cost payable [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance		5,978
Finance cost on cross currency swaps		1,730
Cash outflow		S/ (7,708)